                                INVESTOR REPORT
                                    [GRAPHIC]



                                                METROPOLITAN SERIES FUND, INC.,
                                                       NEW ENGLAND ZENITH FUND,
                                                MET INVESTORS SERIES TRUST, AND
                                             AMERICAN FUNDS INSURANCE SERIES(R)
                                                                 ANNUAL REPORTS
                                                                  DECEMBER 2002

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                               For use with MetLife Variable Annuity Contracts,
                                            MetLife and Metropolitan Tower Life
                                               Variable Life Insurance Policies

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                                    [GRAPHIC]



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                                            Metropolitan Life Insurance Company
 Not part of the Annual Reports     One Madison Avenue, New York, New York 10010

Annual Reports dated December 31, 2002 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are certain series of New England Zenith Fund filed on Form N-30D, CIK No. 0000719211, File No. 002-83538.

Incorporated by reference are all portfolios of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference are certain portfolios of Met Investors Series Trust as filed on Form N-30D, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference are certain series of The American Funds Insurance Series as filed on Form N-30D, CIK No. 0000729528, File No. 002-86838.

Please note that the portfolio performance information provided in this report does not include withdrawal or surrender charges or Separate Account policy or contract charges (general administrative expenses, mortality and expense risk charges or cost of insurance charges). For information regarding performance for your variable annuity contract or variable life insurance policy, please contact your sales representative. Additional information regarding MetLife products and services is available by calling 1-800-METLIFE or by visiting our web site at www.metlife.com.

Some portfolios appearing in this report may not be available under your variable life or variable annuity product. Refer to the prospectus for more information.

This report has been prepared for the owners and prospective owners of various insurance policies and annuity contracts issued by Metropolitan Life Insurance Company and Metropolitan Tower Life Insurance Company, a wholly-owned subsidiary of Metropolitan Life, and shareholders of Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Series Trust, and American Funds Insurance Series. This report is not authorized for distribution to prospective purchasers of any of those policies or contracts unless preceded or accompanied by the current prospectuses for the appropriate contract or policy and for Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Series Trust, and American Funds Insurance Series, which contain other important information including applicable fees and charges.

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                   please contact your sales representative.

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                                            Metropolitan Life Insurance Company
Not part of the Annual Reports      One Madison Avenue, New York, New York 10010


                                                      -------------
             [LOGO] MetLife/R/
                                                        PRESORTED
             Metropolitan Life Insurance Company      BOUND PRINTED
             Johnstown Office, 500 Schoolhouse Road      MATTER
             Johnstown, PA 15904-2914                 U.S. POSTAGE
                                                          PAID
                                                         METLIFE

                                                      -------------

             MSFAnnual(1202)             E0302CA4W(exp0204)MLIC-LD
             Date of First Use: 3/1/2003         Printed in U.S.A.

                                INVESTOR REPORT
                                    [GRAPHIC]



                                                            FUND ANNUAL REPORTS
                                                                  DECEMBER 2002

                                    [GRAPHIC]



                                             For use with MetFlex/SM/ Contracts

[LOGO] MetLife/R/
annual Reports dated December 31, 2002 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are all portfolios of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference are certain series of New England Zenith Fund, Inc. filed on Form N-30D, CIK No. 0000719211, File No. 002-83538.

Incorporated by reference is the Janus Aspen Series as filed on Form N-30D, CIK No. 0000906185, File No. 033-63212.

Incorporated by reference are certain funds of Invesco Variable Investment Funds, Inc. as filed on Form N-30D, CIK No. 0000912744, File No. 033-70154.

Incorporated by reference are certain funds of Franklin Templeton Variable Insurance Products Trust as filed on Form N-30D, CIK No. 0000837274, File No. 033-23493.

Incorporated by reference are certain funds of Alliance Variable Products Series Fund, Inc. as filed on Form N-30D, CIK No. 0000825316, File No. 333-74800.

Incorporated by reference are certain funds of Met Investors Series Trust as filed on Form N-30D, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference are certain funds of Fidelity Variable Insurance Products Fund as filed on Form N-30D, CIK No. 0000356494, File No. 002-75010.

Incorporated by reference are certain funds of Fidelity Variable Insurance Products Fund II as filed on Form N-30D, CIK No. 0000831016, File No. 033-20773.

[LOGO] Metflex


 METFLEX/1//METFLEX C PERFORMANCE AS OF MONTH ENDING DECEMBER 31, 2002

MetFlex (a variable universal life insurance policy) provides life insurance protection and the potential for tax deferred growth of cash value.

This report has been prepared for the existing as well as prospective owners of MetFlex contracts issued by Metropolitan Life Insurance Company. This performance material must be preceded or accompanied by the current prospectuses for the MetFlex policy, the Metropolitan Series Fund, Inc. portfolios, the Janus Aspen Series portfolios, the INVESCO Variable Investment Funds, Inc., the New England Zenith Fund Series, the JP Morgan Enhanced Index Portfolio, the Alliance Variable Products Series Fund, Inc. portfolios, the Fidelity Variable Insurance Products and Fund I and Fund II portfolios and the Franklin Templeton Variable Insurance Products Trust Fund.

The following chart shows the past performance of the MetFlex policy's investment divisions. When reviewing performance, keep in mind that the returns are based on historical experience and are not intended to suggest what future returns will be. They are net of fund management fees and direct fund expenses. Other fees and expenses do apply to a continued investment and are described in the current prospectus. The rates reflect the deduction of investment management fees but do not reflect policy charges, which include the cost of insurance. M&E risk charges and premium expense loads charges for average taxes and administrative charge. If all charges were included, the performance figures would be significantly lower. You may request a personalized illustration from your Registered Representative that will show the effect of these charges at an assumed rate of return. Your Representative can also provide information about the Fixed Account. If the last day of a reporting period falls on a non-business day, the investment division performances reflected herein will be based on the value as of the end of the next business day. This may result in the appearance of a greater discrepancy in performance between the index investment divisions and the relevant benchmarks.

                                                                        NON-ANNUALIZED
                                                                       RATES OF RETURN
---------------------------------------------------------------------------------------------------------
                                                        Fund     Last Month** Last 3 Months**   1 Year
                                                      Inception  11/30/2002-    09/30/2002-   12/31/2001-
NAME OF INVESTMENT DIVISION                             Date      12/31/2002    12/31/2002    12/31/2002
Money Market:
Zenith Fund State Street Research Money Market /(o)/  06/24/1983      0.09%         0.32%         1.41%
Bond:
INVESCO VIF High Yield/ (S)/                          05/27/1994      0.55%         5.91%        -1.30%
MSF Lehman Brothers(R) Aggregate Bond Index /(a,f,m)/ 11/09/1998      2.01%         1.64%        10.23%
MIST Lord Abbett Bond Debenture /(q)/                 06/24/1983      0.49%         4.81%         1.28%
Zenith Fund State Street Research Bond Income /(p)/   08/26/1983      1.52%         2.16%         8.45%
Growth & Income:
INVESCO VIF Core Equity/ (S)/                         08/10/1994     -5.06%         6.51%       -19.11%
Alliance Growth and Income - Class B /(l)/            06/01/1999     -5.12%         9.13%       -22.26%
Zenith Fund FI Structured Equity                      04/30/1993     -4.25%         7.77%       -19.46%
Growth:
MSF Harris Oakmark Large Cap Value /(f,m)/            11/09/1998     -3.80%         8.22%       -14.16%
Janus Aspen Series Growth /(S)/                       09/13/1993     -8.57%         2.03%       -26.51%
MSF Janus Mid Cap /(b,f,m)/                           03/03/1997     -4.41%         2.56%       -28.99%
MSF MetLife Stock Index /(a,m)/                       05/01/1990     -5.72%         8.38%       -22.33%
MSF State Street Research Diversified /(m)/           07/25/1986     -3.40%         5.49%       -13.86%
MSF Neuberger Berman Partners Mid Cap Value /(b,f,m)/ 11/09/1998     -2.89%         4.16%        -9.63%
MSF T. Rowe Price Large Cap Growth /(f,m)/            11/09/1998     -5.71%         8.13%       -23.24%
Zenith Fund Davis Venture Value /(g)/                 10/31/1994     -3.24%         6.60%       -16.37%
Zenith Fund MFS Investors                             05/01/1999     -4.62%         5.58%       -20.21%
MIST JP Morgan Enhanced Index/ (S)/                   05/01/1996     -5.85%         7.94%       -24.96%
MSF State Street Research Investment Trust/ (m)/      06/24/1983     -6.14%         7.30%       -26.12%
Alliance Premier Growth - Class B                     07/14/1999     -8.52%         2.67%       -30.84%
MSF Putnam Large Cap Growth /(f,m)/                   05/01/2000     -6.99%         4.97%       -28.91%
Fidelity VIP II Contrafund(R) /(S)(Pounds)/           01/03/1995     -0.39%         1.29%       -10.07%
Fidelity VIP II Growth /(S)(Pounds)/                  10/09/1986     -8.11%         6.72%       -30.29%
Fidelity VIP II Asset Manager Growth /(S)(Pounds)/    01/03/1995     -4.55%         9.37%       -17.64%
MSF MetLife Mid Cap Stock Index /(a,f,m)/             07/05/2000     -4.52%         5.72%       -14.91%
Specialty:
INVESCO VIF Real Estate Opportunity Fund /(S)/        04/01/1998     -0.60%         0.72%         6.37%
Alliance Technology - Class B /(l,n)/                 09/22/1999    -12.61%        13.93%       -41.81%
Aggressive Growth:
MSF Russell 2000(R) Index/ (a,d,f,m)/                 11/09/1998     -5.93%         6.18%       -20.46%
MSF State Street Research Aggressive Growth /(b,m)/   04/29/1988     -6.93%         5.20%       -28.73%
MSF T. Rowe Price Small Cap Growth /(d,f,m)/          03/03/1997     -6.94%         7.80%       -26.68%
MSF State Street Research Aurora/ (d,f,m)/            07/05/2000     -7.60%         7.58%       -21.32%
Zenith Fund Loomis Sayles Small Cap /(d,h)/           05/02/1994     -4.44%         3.78%       -21.56%
Franklin Small Cap - Class 2 /(d,i)/                  11/01/1995     -7.84%        13.09%       -28.68%
Zenith Fund Alger Equity Growth                       10/31/1994     -6.98%         2.67%       -33.17%
Zenith Fund MFS Research Managers                     05/01/1999     -4.33%         6.04%       -24.12%
----------------------------------------------------------------------------------------------------------


------------------------------------------------------
                                                        3 Year      5 Year      10 Year
                                                      12/31/1999- 12/31/1997- 12/31/1992- Since Inception
NAME OF INVESTMENT DIVISION                           12/31/2002  12/31/2002  12/31/2002   of Portfolio
Money Market:
Zenith Fund State Street Research Money Market /(o)/      3.80%       4.30%      4.40%          5.88%
Bond:
INVESCO VIF High Yield/ (S)/                             -9.77%      -4.04%       N/A           3.47%
MSF Lehman Brothers(R) Aggregate Bond Index /(a,f,m)/     9.68%        N/A        N/A           6.92%
MIST Lord Abbett Bond Debenture /(q)/                    -0.34%       1.53%       N/A           2.35%
Zenith Fund State Street Research Bond Income /(p)/       8.47%       6.73%      7.80%          9.48%
Growth & Income:
INVESCO VIF Core Equity/ (S)/                            -8.28%       0.43%       N/A           9.21%
Alliance Growth and Income - Class B /(l)/               -4.01%        N/A        N/A          -2.88%
Zenith Fund FI Structured Equity                        -13.04%      -2.20%       N/A           8.35%
Growth:
MSF Harris Oakmark Large Cap Value /(f,m)/                4.54%        N/A        N/A           0.83%
Janus Aspen Series Growth /(S)/                         -22.13%      -1.61%       N/A           6.88%
MSF Janus Mid Cap /(b,f,m)/                             -32.61%      -1.61%       N/A           2.92%
MSF MetLife Stock Index /(a,m)/                         -14.79%      -0.85%      8.95%         10.01%
MSF State Street Research Diversified /(m)/              -6.58%       1.18%      7.35%          8.73%
MSF Neuberger Berman Partners Mid Cap Value /(b,f,m)/     4.16%        N/A        N/A           8.70%
MSF T. Rowe Price Large Cap Growth /(f,m)/              -11.72%        N/A        N/A          -1.81%
Zenith Fund Davis Venture Value /(g)/                    -6.65%       1.81%       N/A          11.71%
Zenith Fund MFS Investors                               -12.50%        N/A        N/A          -9.66%
MIST JP Morgan Enhanced Index/ (S)/                     -16.44%      -1.91%       N/A           4.97%
MSF State Street Research Investment Trust/ (m)/        -16.83%      -2.67%      7.28%          9.92%
Alliance Premier Growth - Class B                       -21.95%        N/A        N/A         -16.39%
MSF Putnam Large Cap Growth /(f,m)/                        N/A         N/A        N/A         -31.88%
Fidelity VIP II Contrafund(R) /(S)(Pounds)/             -10.75%       2.78%       N/A          11.64%
Fidelity VIP II Growth /(S)(Pounds)/                    -21.86%      -1.80%      7.64%          9.91%
Fidelity VIP II Asset Manager Growth /(S)(Pounds)/      -14.40%      -3.28%       N/A           5.74%
MSF MetLife Mid Cap Stock Index /(a,f,m)/                  N/A         N/A        N/A          -4.21%
Specialty:
INVESCO VIF Real Estate Opportunity Fund /(S)/           10.73%        N/A        N/A           2.91%
Alliance Technology - Class B /(l,n)/                   -30.22%        N/A        N/A         -19.87%
Aggressive Growth:
MSF Russell 2000(R) Index/ (a,d,f,m)/                    -8.27%        N/A        N/A          -0.02%
MSF State Street Research Aggressive Growth /(b,m)/     -20.53%      -5.33%      3.13%          7.94%
MSF T. Rowe Price Small Cap Growth /(d,f,m)/            -15.36%      -4.30%       N/A          -0.81%
MSF State Street Research Aurora/ (d,f,m)/                 N/A         N/A        N/A           4.83%
Zenith Fund Loomis Sayles Small Cap /(d,h)/              -9.03%      -0.51%       N/A           8.22%
Franklin Small Cap - Class 2 /(d,i)/                    -19.83%       0.03%       N/A           6.34%
Zenith Fund Alger Equity Growth                         -20.24%       0.12%       N/A           9.10%
Zenith Fund MFS Research Managers                       -16.70%        N/A        N/A          -9.53%
---------------------------------------------------------------------------------------------------------

 METFLEX/1//METFLEX C PERFORMANCE AS OF MONTH ENDING DECEMBER 31, 2002

                                                                          NON-ANNUALIZED
                                                                         RATES OF RETURN
-----------------------------------------------------------------------------------------------------------
                                                          Fund     Last Month** Last 3 Months**   1 Year
                                                        Inception  11/30/2002-    09/30/2002-   12/31/2001-
NAME OF INVESTMENT DIVISION                               Date      12/31/2002    12/31/2002    12/31/2002
International Stock:
MSF Morgan Stanley EAFE(R) Index /(a,e,f,m)/            11/09/1998    -3.07%         5.99%        -16.63%
MSF Putnam International Stock /(e,f,m)/                05/01/1991    -3.24%         8.38%        -17.49%
MSF Scudder Global Equity /(e,f,m)/                     03/03/1997    -1.43%         5.77%        -16.01%
Templeton Foreign Securities Fund - Class 1 /(e,j,k,l)/ 05/01/1992    -4.52%         4.97%        -18.40%
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------
                                                          3 Year      5 Year      10 Year
                                                        12/31/1999- 12/31/1997- 12/31/1992- Since Inception
NAME OF INVESTMENT DIVISION                             12/31/2002  12/31/2002  12/31/2002   of Portfolio
International Stock:
MSF Morgan Stanley EAFE(R) Index /(a,e,f,m)/              -17.67%        N/A        N/A          -6.60%
MSF Putnam International Stock /(e,f,m)/                  -16.18%      -3.42%      2.35%          0.94%
MSF Scudder Global Equity /(e,f,m)/                       -11.49%       0.13%       N/A           1.70%
Templeton Foreign Securities Fund - Class 1 /(e,j,k,l)/   -12.39%      -1.90%      7.91%          6.77%
-----------------------------------------------------------------------------------------------------------

/1/ No longer available for new sales effective 8/1/2000.
/*/ MetFlex policies were first offered in September 1993. Performance assumes the MetFlex contract was in existence for the period shown.
/**/ An investment in the Money Market Division is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.
/+/ SEC Standardized 7-Day Effective Yield = 1.12%
/(S)/ Performance results for the portfolio are increased by the voluntary reduction of portfolio fees and expenses by the advisor. Without subsidization, performance would have been lower.
(Pounds) Service Class shares include an asset-based distribution fee (12b-1 fee). Initial offering of Service Class shares took place on November 3, 1997, at which time the 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class fee structure, and returns listed would have been lower for each portfolio if the Service Class fee structure had been in place and reflected in the performance.
/a/ Morgan Stanley sponsors the MSCI EAFE(R) Index, Lehman Brothers sponsors the Lehman Brothers(R) Aggregate Bond Index, Standard & Poor's sponsors the S&P 500(R) and S&P Mid Cap 400 Indices and Frank Russell Company sponsors the Russell 2000(R) Index (together referred to as "index sponsors"). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the portfolios or make any representation regarding the advisability of investing in the portfolios. The index sponsors have no responsibility for and do not participate in the management of the portfolio assets or sale of the portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with MetLife and the Fund.
/b/ The common stock of medium-sized companies may be more volatile than those of larger, more established companies.
/c/ Lower rated high yield, high risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities.
/d/ Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies.
/e/ International stocks contain additional risk that are not associated with U.S. domestic issues, such as changes in currency exchange rate, different governmental regulations, economic conditions and accounting standards. For a complete discussion of the risk, please read your prospectus.
/f/ MetLife voluntarily subsidizes all expenses (other than management fees, brokerage commission, taxes, interest and any extraordinary or nonrecurring expenses) in excess of .30% of the average net assets for the Russell 2000(R) Index Portfolio and .40% of the average net assets for the Morgan Stanley EAFE(R) Index Portfolio until each Portfolio's total assets reach $200 Million or through April 30, 2001, whichever comes first. MetLife will voluntarily subsidize such expenses in excess of .20% of the average net assets for the State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index and the Putnam Large Cap Growth Portfolios until each Portfolio's total assets reach $100 Million or through July 4, 2002, whichever comes first.
 MetLife ceased subsidizing such expenses for the Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Loomis Sayles High Yield Bond, Lehman Brothers Aggregate Bond Index and Russell 2000(R) Index Portfolios, on December 31, 1997, January 22, 1998, July 2, 1998, March 2, 1999, and July 13,
 1999 and December 3, 1999, respectively. MetLife ceased subsidizing such expenses for the Harris Oakmark Large Cap Value, T. Rowe Price Large Cap Growth, Morgan Stanley EAFE(R) Index and Neuberger Berman Partners Mid Cap Value Portfolios on November 9, 2000. Without these subsidies the performance of the Portfolios would have been lower.
/g/ An expense deferral arrangement between New England Investment Management,
    Inc. (NEIM) and the Davis Venture Value Portfolio ceased to be operative on June 30, 1998. Pursuant to this arrangement NEIM reduced its fees or bore the operational expenses (does not include brokerage costs, interest, taxes, or other extraordinary expenses) of the Portfolio, subject to the Portfolio's obligation to repay NEIM in future years, with certain limitations, provided that such repayment did not extend beyond two years after the end of the fiscal year in which such expenses were incurred (the "recapture period"). Without the reduction in fees or the payment of operational expenses by NEIM the performance of the Portfolio would be lower, and conversely, without the repayment of such expenses by Portfolio the performance would be higher during the recapture period.
/h/ NEIM voluntarily pays all expenses (other than brokerage costs, interest, taxes, or extraordinary expenses) in excess of an annual rate of 1.00% of the Loomis Sayles Small Cap Portfolio's average daily net assets.
/i/ On February 8, 2000, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On February 8, 2000 fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses bases on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management fees 0.55%, Distribution and service fees 0.25%, Other expenses 0.27%, and Total annual fund operating expenses 1.07%.
/j/ On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund effective May 1, 2000. The shareholders of that fund had approved new management fees, which apply to the combined fund effective May 1, 2000. The fees shown represent the restated total expenses bases on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the fees reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, Other Expenses 0.20% and Total Fund Operating Expenses 0.85%.
/k/ Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton International Securities.
/l/ The Fund has a distribution or 12b-1 plan that is described in the funds prospectus.
/m/ MSF may direct certain portfolio trades to brokers who pay a portion of the Fund's expenses. In addition, the Fund may enter into arrangements with custodian whereby credits realize reduce a portion of the custodian's fees. These expense reductions are further explained in the prospectus.
/n/ For the fiscal year 1999, Alliance reimbursed the portfolio for all expenses in excess of 1.20% this limit. This limit is no longer in effect. /o/ The rate of return index value for this division will be based on the historical data of the MSF State Street Research Money Market Portfolio prior to the 4/26/02 merger and the historical data of State Street Research Money Market Series of the New England Zenith Fund after the 4/26/02 merger.
/p/ The rate of return index value for Zenith State Street Research Bond Income
    Portfolio will be based on the historical data of MSF State Street Research Income Portfolio prior to the 4/26/02 merger and the historical data of State Street Research Bond Income Series of the New England Zenith Fund after the 4/26/02 merger.
 The rate of return index value for State Street Research Bond Income Series of the New England Zenith Fund will be based on its historical data prior to and after the 4/26/02 merger.
/q/ The rate of return index value for these divisions will be based on the historical data of the MSF Loomis Sayles High Yield Bond Portfolio prior to the 4/26/02 and the historical data of Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust after the 4/26/02 merger.
 A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same money manager. These Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.

                                                      E00088W63(exp0204)MLIC-LD



These reports have been prepared for the owners and prospective owners of MetFlex/SM/ contracts issued by Metropolitan Life Insurance Company and shareholders of certain portfolios of the following:

                        Metropolitan Series Fund, Inc.
                              Janus Aspen Series
                    INVESCO Variable Investment Funds, Inc.
             Franklin Templeton Variable Insurance Products Trust
                            New England Zenith Fund
                 Alliance Variable Products Series Fund, Inc.
                          Met Investors Series Trust
                  Fidelity Variable Insurance Products Funds

Some portfolios appearing in this report may not be available.

This report may be distributed to prospective purchasers only when preceded or accompanied by the appropriate MetFlex prospectus and a current performance sheet. Please consult the prospectus for information regarding applicable fees and charges.

                         If you want more information,
                   please contact your sales representative.


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
                                                               -------------
[LOGO] MetLife/R/
                                                                 PRESORTED
Specialized Benefit Resources                                  BOUND PRINTED
485-B Route 1 South, Suite 420                                    MATTER
Iselin, NJ 08830                                               U.S. POSTAGE
                                                                   PAID
                                                                  METLIFE

                                                               -------------

MSFAnnual-Metflex(1202)                            E0302CA51(exp0204)MLIC-LD
Date of First Use: 3/1/2003                                Printed in U.S.A.

                                INVESTOR REPORT
                                    [GRAPHIC]



                                                 METROPOLITAN SERIES FUND, INC.
                                                                  ANNUAL REPORT
                                                                  DECEMBER 2002

[PHOTO]

Rainbow

                                           For use with MetLife Variable Riders

[LOGO] MetLife/R/

Annual Reports dated December, 2002 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are certain portfolios of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.



                                    [GRAPHIC]



WHY SIGN UP FOR METLIFE EDELIVERY?*

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
           .It's Free                    Simply visit:
           .It's Convenient
           .It's Paperless        WWW.METLIFE.ESOURCELINK.NET
           .It's Easy
                            Make sure that you have your contract or
                                      policy number handy.
                               You'll need to enter it to enroll.

*Not available for owners of Preference Plus Account for Enhanced Contracts

                                            Metropolitan Life Insurance Company
Not part of the Annual Reports      One Madison Avenue, New York, New York 10010


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
                                                    -----------------
           [LOGO] MetLife/R/                            PRSRT STD
                                                    U.S. Postage Paid
           Metropolitan Life Insurance Company           METLIFE
           Johnstown Office, 500 Schoolhouse Road
           Johnstown, PA 15904-2914
                                                    -----------------
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
             MSFAnnual-L98(1202)         E0302CA52(exp0304)MLIC-LD
             Date of First Use: 3/1/2003         Printed in U.S.A.